Redeemable Noncontrolling Interest- Summary of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement In Redeemable Noncontrolling Interest [Roll Forward]
Balance, Beginning	$ 84,542	$ 81,831
Net income attributable to redeemable noncontrolling interest	6,661	2,711
Redemption value adjustment	74,513
Balance, Ending	$ 165,716	$ 84,542